Commitments and Contingencies - Schedule of Future Minimum Lease Payments with a Weighted Average Remaining Lease Term (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Leases [Abstract]
Total lease liabilities	$ 56,012	$ 68,310
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Operating Leases [Abstract]
2023		56,702
2024		60,501
2025		60,501
2026		65,046
2027		69,592
Thereafter		2,376,822
Total lease payments		2,689,164
Less: interest		1,913,007
Total lease liabilities		776,157
Finance Leases [Abstract]
2023		28,700
2024		25,616
2025		21,036
2026		4,369
2027		0
Thereafter		0
Total lease payments		79,721
Less: interest		11,411
Total lease liabilities		$ 68,310	$ 82,944